COMMITMENTS (Details) - Aircraft	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	94	93
ACS Aero 1 Alpha Limited [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases		1
Aircraft 76B-26329 Inc. [Member] | Boeing 767 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1	1
Aircraft 76B-28206 Inc.[Member] | Boeing 767 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1	1
Aviacion Centaurus, A.I.E. [Member] | Airbus A319 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	3	3
Aviacion Centaurus, A.I.E. 1 [Member] | Airbus A321 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1	1
Aviacion Real A.I.E. [Member] | Airbus A319 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1	1
Aviacion Real A.I.E. 1 [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1	1
Aviacion Triton A.I.E. [Member] | Airbus A319 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	3	3
Avolon Aerospace AOE 62 Limited [Member] | Boeing 777 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1	1
Avolon Aerospace AOE 99 Limited [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1
Avolon Aerospace AOE 100 Limited [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1	2
Avolon Aerospace AOE 134 Limited [Member] | Airbus A321 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	2
AWAS 5234 Trust [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1	1
Baker & Spice Aviation Limited [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases		1
Bank of America [Member] | Airbus A321 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	2	2
Bank of Utah [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1
Bank of Utah [Member] | Airbus A350 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1
Bank of Utah [Member] | Boeing 787 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	2	2
Boeing Aircraft Holding Company [Member] | Boeing 777 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	2
Castlelake [Member] | Airbus A319 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1	1
Chishima Real State Co Ltd [Member] | Airbus A321 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1
ECAF I 2838 DAC [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1	1
ECAF I 40589 DAC [Member] | Boeing 777 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1	1
Eden Irish Aircr Leasing MSN 1459 [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases		1
IC Airlease One Limited [Member] | Airbus A321 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1	1
JSA Aircraft 38484, LLC [Member] | Boeing 787 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1	1
JSA Aircraft 7126, LLC [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1	1
JSA Aircraft 7128, LLC [Member] | Airbus A321 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1	1
JSA Aircraft 7239, LLC [Member] | Airbus A321 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1	1
JSA Aircraft 7298, LLC [Member] | Airbus A321 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1	1
Macquarie Aerospace Finance 5125-2 Trust [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1	1
Macquarie Aerospace Finance 5178 Limited [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1	1
Merlin Aviation Leasing (Ireland) 18 Limited [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1	1
Merlin Aviation Leasing (Ireland) 7 Limited [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases		1
NBB Crow Co.,Ltd [Member] | Boeing 787 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1
NBB Cuckoo Co., Ltd [Member] | Airbus A321 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1	1
NBB Grosbeak Co., Ltd [Member] | Airbus A321 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1	1
NBB Redstart Co. Ltd [Member] | Airbus A321 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1	1
NBB-6658 Lease Partnership [Member] | Airbus A321 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1	1
NBB-6670 Lease Partnership [Member] | Airbus A321 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1	1
Orix Aviation Systems Limited [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	4	4
PAAL Aquila Company Limited [Member] | Airbus A321 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	2	2
Sapphire Leasing I AOE 7 Limited [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1	1
Shenton Aircraft Leasing Limited [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1	1
Sky High XXIV Leasing Company Limited [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	5	5
Sky High XXV Leasing Company Limited [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	2	2
SMBC Aviation Capital Limited [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	4	4
SMBC Aviation Capital Limited [Member] | Airbus A321 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	2	2
Wells Fargo Trust Company, N.A. [Member] | Airbus A320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	10	11
Wells Fargo Trust Company, N.A. [Member] | Boeing 767 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1	2
Wells Fargo Trust Company, N.A. [Member] | Boeing 777 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	4	4
Wells Fargo Trust Company, N.A. [Member] | Airbus A350 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	2	2
Wells Fargo Trust Company, N.A. [Member] | Boeing 787 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	10	11
Wells Fargo Trust Company, N.A. [Member] | Airbus A319 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1	2
Wilgmington Trust SP Services (Dublin) Limited [Member] | Airbus A350 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft under operating leases	1